Cover	Nov. 10, 2022
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 10, 2022
Entity Registrant Name	Local Bounti Corporation/DE
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40125
Entity Tax Identification Number	98-1584830
Entity Address, Address Line One	400 W. Main St.
Entity Address, City or Town	Hamilton
Entity Address, State or Province	MT
Entity Address, Postal Zip Code	59840
City Area Code	800
Local Phone Number	640-4016
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001840780
Amendment Flag	false
Common stock, par value $0.0001 per share
Entity Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	LOCL
Security Exchange Name	NYSE
Warrants, each exercisable for one share of Common Stock for $11.50 per share
Entity Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of Common Stock for $11.50 per share
Trading Symbol	LOCL WS
Security Exchange Name	NYSE